Consolidated and Combined Carve-Out Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 65.0	$ 70.0	$ 66.1
Other comprehensive income:
Postretirement benefit plan adjustment, net of tax	(0.1)	0.5	(2.6)
Exchange rate translation difference, net of tax	(19.7)	13.3	10.1
Effective portion cash flow hedge, net of tax	5.3	4.6	(2.1)
Total other comprehensive (loss)/income	(14.5)	18.4	5.4
Total comprehensive income	50.5	88.4	71.5
Comprehensive income attributable to:
Partners' capital / parent's equity	31.3	81.5	65.6
Non-controlling interest	14.3	6.9	5.9
Total comprehensive income attributable to VTTI Energy Partners LP owners	4.9
Total comprehensive income	$ 50.5	$ 88.4	$ 71.5